Provision For Income Tax - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current income tax		$ 128,932	$ 130,225
Deferred income tax	(174,620)
(Benefit from) Provision for income taxes	$ (174,620)	$ 128,932	$ 130,225